Investment Instruments - Detail of Financial Instruments Measured at FVOCI (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	$ 3,598,890	$ 2,657,154
Financial instruments at amortized cost	115,658	198,923
IFRS9 [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	3,588,214	2,644,797
Financial instruments at amortized cost	115,658	198,923
Total	3,703,872	2,843,720
IFRS9 [member] | Time deposits in local banks [member] | Other Chilean securities [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	412,962	185,501
Total	412,962	185,501
IFRS9 [member] | Chilean mortgage finance bonds[member] | Other Chilean securities [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	41	50
Total	41	50
IFRS9 [member] | Chilean financial institution bonds [member] | Other Chilean securities [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	118,583
Total	118,583
IFRS9 [member] | Foreign government and central bank instruments [member] | Securities issued abroad [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	165,927	769,693
Financial instruments at amortized cost		198,923
Total	165,927	968,616
IFRS9 [member] | Other foreign investments [member] | Securities issued abroad [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	716,423	332,560
Financial instruments at amortized cost	115,658
Total	832,081	332,560
IFRS9 [member] | Chilean corporate bonds [member] | Unquoted Securities In Active Markets [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income		4,909
IFRS9 [member] | Other Financial Instruments [member] | Unquoted Securities In Active Markets [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income		4,909
Total		4,909
IFRS9 [member] | Chilean Central Bank and Government Securities [member] | Chilean Central Bank Securities [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	477,900	411,431
Total	477,900	411,431
IFRS9 [member] | Chilean Central Bank and Government Securities [member] | Chilean treasury bonds[member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	1,609,397	913,041
Total	1,609,397	913,041
IFRS9 [member] | Chilean Central Bank and Government Securities [member] | Other government securities [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	86,981	27,612
Total	$ 86,981	$ 27,612